Cover	Aug. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-36616
Entity Registrant Name	Nxt-ID, Inc.
Entity Central Index Key	0001566826
Entity Tax Identification Number	46-0678374
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Nxt-ID, Inc.
Entity Address, Address Line Two	288 Christian Street
Entity Address, Address Line Three	Hangar C 2nd Floor
Entity Address, City or Town	Oxford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06478
City Area Code	(203)
Local Phone Number	266-2103
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NXTD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false